Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of Other Non-Current Liabilities

	2019	2018
Consideration payable in relation to the acquisition of Belarusian Telecom	359,554	358,304
Deferred revenue	303	2,497
Deposits and guarantees received from dealers	—	3,809

	359,857	364,610